Other Long -Term Liabilities	3 Months Ended
Mar. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Long -Term Liabilities

Note 6. Other Long -Term Liabilities

As of March 31, 2022 and December 31, 2021 the Company’s other long-term liabilities consisted of the following (in thousands):

	As of March 31, 2022	As of December 31, 2021
Settlements — long term (Nutrablend and 4Excelsior)	$1,861	$2,326
Total other long term liabilities	$1,861	$2,326